Note 10 - Warrants and Options (December 31, 2010)	12 Months Ended
Dec. 31, 2010
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Note 10 – Warrants and Options

Options and Warrants Granted

On November 16, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 15, 2020 at an exercise price of $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $0.8256, was $82,558, and is being amortized over the vesting period of the options.  The Company recognized $3,440 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 15, 2010 the Company granted 500,000 stock options as compensation to a newly appointed Chief Operating Officer.  The options vest annually over three years and are exercisable until November 14, 2020 at an exercise price of $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $0.8157, was $407,870, and is being amortized over the vesting period of the options.  The Company recognized $16,995 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 1,000,000 stock options as compensation to a newly elected Chief Executive Officer.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $0.8452, was $845,183, and is being amortized over the vesting period of the options.  The Company recognized $35,216 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $0.8452, was $84,518, and is being amortized over the vesting period of the options.  The Company recognized $3,522 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On April 26, 2010 the Company granted a total of 300,000 stock options as compensation for service on the Board of Directors in 2010 to each of its three Directors in equal increments of 100,000 options. The options vest annually over three years and are exercisable until April 25, 2020 at an exercise price of $0.30 per share based on the average of the bid and ask price of the Company’s common stock over the five day period beginning on the first day the common stock was traded on the “Pink Sheets”. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 204% and a call option value of $0.1947, was $58,425.

In accordance with the spin-off on April 16, 2010, each option to purchase shares of Ante4, Inc. (“Ante4”) common stock that was held by a director, officer or employee of Ante4 and was outstanding on the distribution date (an “Original Ante4 Option”) was replaced with both an adjusted Ante4 stock option and a stock option to purchase one share of Ante5 common stock for each share of Ante4 common stock underlying the original Ante4 stock option. The terms are generally intended to preserve the intrinsic value of the original option. As such, the strike prices were adjusted using the ratio of the intrinsic value of one share of Ante5 common stock that was distributed to the intrinsic value of each share of Ante4 common stock at the time of the spin-off. The ratio of the closing share prices on the first trading day for Ante5, July 1, 2010, relative to the closing share price of Ante4 preceding the distribution date of June 14, 2010 resulted in an allocation of 6.35% of the original strike prices of the Ante4 options to the Ante5 options. A total of 269,000 options were carried over in the spin-off with strike prices between $0.03 and $0.92 per share, exercisable over ten years, expiring from August 9, 2014 through May 20, 2019. All options that were carried over were fully vested.

Options and Warrants Cancelled

On November 12, 2010, 100,000 common stock options were cancelled pursuant to the resignation of a Director.

Options and Warrants Expired

No options or warrants expired during the period from April 9, 2010 (inception) to December 31, 2010.

Options Exercised

No options were exercised during the period from April 9, 2010 (inception) to December 31, 2010.

The following is a summary of information about the Stock Options outstanding at December 31, 2010.

Shares Underlying Options Outstanding				Shares Underlying Options Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
	Underlying	Remaining	Average	Underlying	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price

$0.03 - $1.00	2,169,000	9.45 years	$ 0.84	269,000	$0.20

The fair value of each option and warrant grant are estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

December 31,
2010

Average risk-free interest rates	1.16%
Average expected life (in years)	5
Volatility	201%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility.  Because the Company’s employee stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its employee stock options.  During the period from April 9, 2010 (inception) to December 31, 2010, there were no options granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of options granted with exercise prices at the current fair value of the underlying stock during the period from April 9, 2010 (inception) to December 31, 2010 was $0.81 per option.

The following is a summary of activity of outstanding stock options:

	Number of Shares	Weighted Average Exercise Price
Balance, April 9, 2010 (Inception)	-0-	$-0-
Options expired	-0-	-0-
Options cancelled	(100,000)	(0.30)
Options granted	2,269,000	0.81
Options exercised	-0-	-0-

Balance, December 31, 2010	2,169,000	0.84

Exercisable, December 31, 2010	269,000	$0.20